Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.25%
Communication Services-1.75%
Angi, Inc.(b)	17,862	$101,278
CarGurus, Inc.(b)(c)	39,469	1,430,357
Cars.com, Inc.(b)(c)	24,686	292,529
Charter Communications, Inc., Class A(b)(c)	54,309	7,873,719
DHI Group, Inc.(b)	21,320	89,757
Electronic Arts, Inc.	118	24,763
Fox Corp., Class A	113,999	6,638,162
Grindr, Inc. (Singapore)(b)	20,776	360,256
Ibotta, Inc., Class A(b)(c)	7,738	185,712
Match Group, Inc.(c)	124,219	4,895,471
MediaAlpha, Inc., Class A(b)	23,522	291,202
Pinterest, Inc., Class A(b)	212,739	5,107,863
Scholastic Corp.(c)	10,051	408,573
Stagwell, Inc.(b)	54,726	462,435
Travelzoo(b)(c)	4,272	30,887
Yelp, Inc.(b)(c)	25,356	670,159
Ziff Davis, Inc.(b)(c)	17,224	914,250
ZipRecruiter, Inc., Class A(b)(c)	34,695	136,698
ZoomInfo Technologies, Inc., Class A(b)(c)	149,287	492,647
		30,406,718
Consumer Discretionary-13.35%
Abercrombie & Fitch Co., Class A(b)(c)	23,949	2,383,883
Adient PLC(b)(c)	43,793	921,405
ADT, Inc.	325,347	2,485,651
Aptiv PLC(b)	120,936	6,829,256
Asbury Automotive Group, Inc.(b)	9,673	2,241,234
AutoNation, Inc.(b)	15,864	3,369,514
Bath & Body Works, Inc.	98,171	1,975,201
Beazer Homes USA, Inc.(b)	12,249	393,193
BJ’s Restaurants, Inc.(b)(c)	10,509	710,514
BorgWarner, Inc.	111,891	7,131,932
Boyd Gaming Corp.	32,342	2,751,011
Bright Horizons Family Solutions, Inc.(b)	31,771	2,368,210
CarMax, Inc.(b)	77,413	4,432,668
Century Communities, Inc.(c)	12,517	840,642
Churchill Downs, Inc.	41,641	3,510,336
Columbia Sportswear Co.(c)	14,281	848,006
Covista, Inc.(b)	15,027	1,876,121
Crocs, Inc.(b)(c)	25,814	3,304,450
D.R. Horton, Inc.	123,447	17,660,328
Dana, Inc.	50,607	1,362,847
Deckers Outdoor Corp.(b)	77,564	7,514,400
Dine Brands Global, Inc.(c)	6,426	230,950
Dutch Bros, Inc., Class A(b)(c)	129	8,492
eBay, Inc.	298	33,975
Etsy, Inc.(b)(c)	47,452	3,875,879
Expedia Group, Inc.	60,973	17,971,182
Frontdoor, Inc.(b)	36,033	2,617,077
Garrett Motion, Inc. (Switzerland)	114,615	3,570,257
General Motors Co.	515,553	45,812,040
Gentex Corp.	125,846	2,939,763
Grand Canyon Education, Inc.(b)	14,291	2,077,054
Group 1 Automotive, Inc.	6,182	1,772,812
H&R Block, Inc.	60,916	2,682,132
Harley-Davidson, Inc.(c)	51,954	1,274,951
Hilton Grand Vacations, Inc.(b)(c)	35,223	1,625,189
KB Home	32,954	1,811,481
Las Vegas Sands Corp.	210,858	10,308,848
Laureate Education, Inc., Class A(b)	59,086	2,263,585
Lear Corp.	27,653	3,612,588
Lennar Corp., Class B(c)	5,657	456,520
	Shares	Value
Consumer Discretionary-(continued)
Lithia Motors, Inc., Class A	11,848	$4,566,456
Mattel, Inc.(b)	120,778	1,822,540
Meritage Homes Corp.	34,220	2,402,244
MGM Resorts International(b)	122,953	5,480,015
Murphy USA, Inc.	10,315	6,269,044
NVR, Inc.(b)	1,403	8,624,311
PENN Entertainment, Inc.(b)	72,142	1,481,075
Phinia, Inc.	17,791	1,309,240
Planet Fitness, Inc., Class A(b)	39,053	2,183,453
Pursuit Attractions and Hospitality, Inc.(b)	10,289	519,903
RCI Hospitality Holdings, Inc.	4,169	104,600
Sonic Automotive, Inc., Class A	8,008	733,373
Strategic Education, Inc.	10,720	879,040
Tapestry, Inc.	262	39,921
Toll Brothers, Inc.	5	729
Torrid Holdings, Inc.(b)	23,266	59,328
Travel + Leisure Co.	32,834	2,496,041
United Parks & Resorts, Inc.(b)	7,653	341,553
Viking Holdings Ltd.(b)	208	21,705
YETI Holdings, Inc.(b)(c)	45,262	2,215,122
Yum China Holdings, Inc. (China)	210,715	10,152,249
		231,557,519
Consumer Staples-2.77%
Albertson’s Cos., Inc., Class A	194,020	2,246,752
BellRing Brands, Inc.(b)	64,939	804,594
Boston Beer Co., Inc. (The), Class A(b)(c)	4,606	843,819
Dollar Tree, Inc.(b)	98,608	12,543,924
Energizer Holdings, Inc.(c)	26,236	550,169
Kroger Co. (The)	298,393	17,229,212
Maplebear, Inc.(b)	112,946	5,037,392
Molson Coors Beverage Co., Class B	86,477	3,593,984
Nature’s Sunshine Products, Inc.(b)(c)	11,419	230,093
Pilgrim’s Pride Corp.	27,812	760,936
Post Holdings, Inc.(b)(c)	20,896	1,910,103
Simply Good Foods Co. (The)(b)	47,010	478,562
Spectrum Brands Holdings, Inc.(c)	11,947	1,060,535
Weis Markets, Inc.	10,606	817,192
		48,107,267
Energy-8.11%
Cheniere Energy, Inc.	129,280	34,074,330
Forum Energy Technologies, Inc.(b)(c)	6,900	432,423
Marathon Petroleum Corp.	157,582	49,869,975
Navigator Holdings Ltd.	22,438	501,489
NGL Energy Partners L.P.(b)	81,056	1,328,508
NOV, Inc.	109	2,118
Par Pacific Holdings, Inc.(b)	28,330	2,437,230
Talos Energy, Inc.(b)(c)	70,462	1,069,613
Valero Energy Corp.	160,048	50,079,019
World Kinect Corp.	23,013	917,298
		140,712,003
Financials-42.51%
Affiliated Managers Group, Inc.	13,893	5,094,980
Aflac, Inc.	277,927	35,430,134
AllianceBernstein Holding L.P.	60,657	2,229,751
Amerant Bancorp, Inc.	21,985	650,756
American International Group, Inc.	285,808	22,458,793
Ameriprise Financial, Inc.	47,705	26,039,297
Arch Capital Group Ltd.(b)	183,787	18,476,107
Assured Guaranty Ltd.	23,007	1,903,139
AXIS Capital Holdings Ltd.	45,483	4,790,270
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)	21,631	$1,450,791
Bank of America Corp.	1,426,316	88,360,276
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	25,942	1,589,985
BOK Financial Corp.	12,626	1,783,928
Bread Financial Holdings, Inc.	20,205	2,183,554
Cannae Holdings, Inc.	19,688	286,460
Charles Schwab Corp. (The)	880,801	92,695,497
Citigroup, Inc.	580,694	76,912,920
CNO Financial Group, Inc.	49,104	2,705,139
Corebridge Financial, Inc.	28	873
Corpay, Inc.(b)	34,807	13,300,103
Credit Acceptance Corp.(b)(c)	3,940	2,241,505
Donnelley Financial Solutions, Inc.(b)(c)	13,952	659,930
Employers Holdings, Inc.	8,768	443,222
Enact Holdings, Inc.	18,132	858,006
Encore Capital Group, Inc.(b)	10,163	956,135
Equitable Holdings, Inc.	285	13,580
Essent Group Ltd.	44,883	2,960,483
Euronet Worldwide, Inc.(b)(c)	21,512	1,534,451
Everest Group Ltd.	19,787	7,403,306
FB Bancorp, Inc.(b)	8,817	136,267
Fidelis Insurance Holdings Ltd. (United Kingdom)	23,319	589,737
Finance of America Cos., Inc., Class A(b)(c)	2,425	55,169
First Bancorp	72,326	2,092,391
First Busey Corp.	51,080	1,576,329
First Citizens BancShares, Inc., Class A(c)	6,018	13,159,260
First Horizon Corp.	274,315	7,033,437
First Interstate BancSystem, Inc., Class A	51,731	1,966,813
Franklin BSP Realty Trust, Inc.	41,984	318,659
Genworth Financial, Inc., Class A(b)	184,059	1,809,300
Globe Life, Inc.	41,852	7,627,527
Goosehead Insurance, Inc., Class A(b)	8,763	543,306
Hancock Whitney Corp.	40,055	3,084,235
Hilltop Holdings, Inc.	23,947	944,470
Jackson Financial, Inc., Class A	159	19,442
Kayne Anderson BDC, Inc., Class B	21,113	280,803
Kemper Corp.	31,733	900,583
Loews Corp.	157	18,214
M&T Bank Corp.	71,404	17,586,091
MarketAxess Holdings, Inc.	17,080	2,772,084
Marqeta, Inc., Class A(b)(c)	47,001	815,937
MGIC Investment Corp.	112,621	3,383,135
MidCap Financial Investment Corp., BDC	53,493	511,393
Morningstar, Inc.	11,359	2,187,403
MSCI, Inc.	38,937	22,281,309
Navient Corp.(c)	34,792	291,905
NerdWallet, Inc., Class A(b)	20,603	185,427
OFG Bancorp	20,033	1,058,944
Pathward Financial, Inc.	9,871	871,017
PayPal Holdings, Inc.	538,474	30,806,097
Paysafe Ltd.(b)	16,309	131,777
Popular, Inc.	36,044	6,315,269
Preferred Bank(c)	5,844	610,347
Primerica, Inc.	13,864	4,435,925
Ready Capital Corp.	82,618	118,144
Redwood Trust, Inc.	69,119	315,874
Regional Management Corp.	5,381	173,645
Regions Financial Corp.	482,147	14,922,450
RenaissanceRe Holdings Ltd. (Bermuda)	22,148	7,086,917
Repay Holdings Corp., Class A(b)(c)	43,675	174,700
	Shares	Value
Financials-(continued)
S&T Bancorp, Inc.	18,456	$962,480
Shift4 Payments, Inc., Class A(b)	32,970	1,747,410
Sierra Bancorp	7,813	318,458
SLM Corp.	86,956	2,260,421
SR Bancorp, Inc.	4,471	87,408
Synchrony Financial	157,581	11,943,064
Texas Capital Bancshares, Inc.	22,972	2,270,782
Travelers Cos., Inc. (The)	120,141	44,975,985
TrustCo Bank Corp.	9,078	517,264
Unum Group	77,821	6,701,166
USCB Financial Holdings, Inc., Class A	7,235	158,953
WaFd, Inc.	37,907	1,393,840
Waterstone Financial, Inc.	9,496	194,858
Wells Fargo & Co.	983,439	85,018,302
Westamerica Bancorporation	10,677	642,222
Western Union Co. (The)(c)	176,522	1,122,680
World Acceptance Corp.(b)(c)	2,381	428,128
WSFS Financial Corp.	27,038	2,168,448
		737,516,972
Health Care-7.61%
Amphastar Pharmaceuticals, Inc.(b)	17,466	348,272
Anika Therapeutics, Inc.(b)	8,035	154,915
Arvinas, Inc.(b)	33,938	272,522
Atea Pharmaceuticals, Inc.(b)(c)	32,222	151,443
CareDx, Inc.(b)	30,864	1,349,065
Certara, Inc.(b)	68,696	556,438
Charles River Laboratories International, Inc.(b)	25,338	5,891,338
Chemed Corp.	7,405	3,941,311
Corvus Pharmaceuticals, Inc.(b)	46,418	615,502
DaVita, Inc.(b)	22,931	5,505,504
Envista Holdings Corp.(b)	89,824	2,453,093
Exelixis, Inc.(b)	146,910	7,790,637
Fulgent Genetics, Inc.(b)	11,434	189,233
GoodRx Holdings, Inc., Class A(b)(c)	60,520	185,796
Haemonetics Corp.(b)(c)	24,495	2,095,302
Halozyme Therapeutics, Inc.(b)	273	22,533
HCA Healthcare, Inc.	99,551	40,078,237
Henry Schein, Inc.(b)	55,731	4,778,933
IQVIA Holdings, Inc.(b)	152	35,723
Lantheus Holdings, Inc.(b)	35,515	3,538,715
Molina Healthcare, Inc.(b)(c)	8	1,565
OraSure Technologies, Inc.(b)	37,556	152,102
Pacira BioSciences, Inc.(b)	20,180	532,954
Progyny, Inc.(b)	34,082	1,060,973
Revvity, Inc.	37,672	4,238,854
Roivant Sciences Ltd.(b)	211	7,155
Tenet Healthcare Corp.(b)	38,598	9,833,999
United Therapeutics Corp.(b)	24,808	12,843,350
Universal Health Services, Inc., Class B	30,452	5,129,335
Zenas Biopharma, Inc.(b)	24,599	773,393
Zoetis, Inc.	225,967	17,464,989
		131,993,181
Industrials-10.58%
ABM Industries, Inc.	30,054	1,439,887
AerCap Holdings N.V.	105,212	15,876,491
Alaska Air Group, Inc.(b)(c)	65,851	3,124,630
Albany International Corp., Class A	13,832	1,030,622
Boise Cascade Co.	18,054	1,378,965
Builders FirstSource, Inc.(b)	61,467	4,083,867
Carlisle Cos., Inc.	23,913	8,606,767
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Carrier Global Corp.	225	$13,907
Clarivate PLC(b)(c)	215,859	427,401
CoreCivic, Inc.(b)	50,091	1,497,721
Covenant Logistics Group, Inc., Class A	8,775	311,688
CRA International, Inc.	3,652	653,818
EnerSys	19,447	3,618,114
ExlService Holdings, Inc.(b)	83,344	2,827,862
Fluor Corp.(b)	74,375	3,731,394
Fortive Corp.	158,383	9,377,857
Franklin Covey Co.(b)	6,369	136,615
FTI Consulting, Inc.(b)(c)	14,877	2,371,096
Healthcare Services Group, Inc.(b)	35,216	820,533
Hexcel Corp.	41,145	4,235,878
J.B. Hunt Transport Services, Inc.	343	93,210
Johnson Controls International PLC	368,509	54,045,530
Kirby Corp.(b)	29,879	3,918,332
Lyft, Inc., Class A(b)	204,652	3,245,781
Matson, Inc.	15,526	3,145,412
Maximus, Inc.	24,226	1,459,616
Middleby Corp. (The)(b)	22,903	3,059,383
Owens Corning	43,928	6,101,599
Paycom Software, Inc.	21,653	3,550,226
Pitney Bowes, Inc.	73,884	1,295,187
RCM Technologies, Inc.(b)	3,083	87,218
Ryder System, Inc.	21,106	5,412,001
Science Applications International Corp.	23,336	2,733,346
Southwest Airlines Co.	266,627	11,990,216
Tecnoglass, Inc.	12,965	563,200
Tennant Co.	8,631	725,263
Textron, Inc.	161	13,727
UFP Industries, Inc.	27,877	2,418,051
Upwork, Inc.(b)	59,358	543,719
Verisk Analytics, Inc.	69,770	13,594,684
		183,560,814
Information Technology-12.21%
Adobe, Inc.(b)	224,581	56,237,328
Avnet, Inc.	111	9,861
CCC Intelligent Solutions Holdings, Inc.(b)	312,554	1,903,454
CleanSpark, Inc.(b)	133,315	1,834,414
Commvault Systems, Inc.(b)	21,250	2,503,250
Consensus Cloud Solutions, Inc.(b)	9,798	356,647
Diebold Nixdorf, Inc.(b)	11,020	810,962
Dropbox, Inc., Class A(b)	68,762	2,238,891
DXC Technology Co.(b)	77,890	875,484
EPAM Systems, Inc.(b)	23,410	2,471,160
Everforth, Inc.(b)	20,769	590,670
Freshworks, Inc., Class A(b)(c)	124,551	1,414,277
Gartner, Inc.(b)	32,175	4,859,068
GoDaddy, Inc., Class A(b)	68,790	5,691,685
Hackett Group, Inc. (The)	14,067	150,798
Harmonic, Inc.(b)	55,662	642,896
i3 Verticals, Inc., Class A(b)	10,664	224,584
Insight Enterprises, Inc.(b)	11,181	1,441,566
Jabil, Inc.	4	1,260
Kyndryl Holdings, Inc.(b)	118,860	1,610,553
nCino, Inc.(b)	66,876	1,234,531
NETGEAR, Inc.(b)	12,898	311,616
ON Semiconductor Corp.(b)	167,974	13,708,358
PagerDuty, Inc.(b)	35,559	376,214
RingCentral, Inc., Class A	29,827	1,658,978
Salesforce, Inc.	457,405	84,171,668
	Shares	Value
Information Technology-(continued)
ScanSource, Inc.(b)	10,032	$568,012
Skyworks Solutions, Inc.(c)	174	10,837
Sprinklr, Inc., Class A(b)	50,997	324,341
Workday, Inc., Class A(b)	99,204	15,906,369
Yext, Inc.(b)	51,431	280,813
Zebra Technologies Corp., Class A(b)	25,366	7,453,038
		211,873,583
Materials-0.88%
Ascent Industries Co.(b)(c)	4,754	73,544
Ball Corp.	305	19,795
CF Industries Holdings, Inc.	82,807	10,366,608
Eagle Materials, Inc.	16,452	3,371,673
Ecovyst, Inc.(b)	66,103	797,202
TriMas Corp.	14,193	566,727
		15,195,549
Real Estate-0.48%
Farmland Partners, Inc.(c)	24,077	225,120
Global Net Lease, Inc.	92,211	804,080
Kite Realty Group Trust	101,543	2,906,161
Sunstone Hotel Investors, Inc.	89,525	1,053,709
Xenia Hotels & Resorts, Inc.	41,934	863,002
Zillow Group, Inc., Class C(b)	73,819	2,514,275
		8,366,347
Utilities-0.00%
NRG Energy, Inc.	52	6,983
Total Common Stocks & Other Equity Interests (Cost $1,604,976,458)		1,739,296,936

Closed-End Funds-0.03%
CION Investment Corp., BDC	32,334	192,711
New Mountain Finance Corp., BDC	53,364	367,678
Total Closed-End Funds (Cost $561,160)		560,389
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $2,140,373)	2,140,373	2,140,373
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $1,607,677,991)		1,741,997,698
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.74%
Invesco Private Government Fund, 3.69%(d)(e)(f)	32,516,454	32,516,454
Invesco Private Prime Fund, 3.82%(d)(e)(f)	84,443,503	84,451,947
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,967,774)		116,968,401
TOTAL INVESTMENTS IN SECURITIES-107.14% (Cost $1,724,645,765)		1,858,966,099
OTHER ASSETS LESS LIABILITIES-(7.14)%		(123,897,957)
NET ASSETS-100.00%		$1,735,068,142
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,780	$7,274,407	$(5,260,814)	$-	$-	$2,140,373	$14,830
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,717,607	95,254,852	(103,456,005)	-	-	32,516,454	303,673 *
Invesco Private Prime Fund	105,714,152	210,258,555	(231,521,957)	2,663	(1,466)	84,451,947	823,404 *
Total	$146,558,539	$312,787,814	$(340,238,776)	$2,663	$(1,466)	$119,108,774	$1,141,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.04%
Comcast Corp., Class A	101,412	$2,429,831
John Wiley & Sons, Inc., Class A(b)	1,211	63,214
Nexstar Media Group, Inc., Class A	868	165,380
Verizon Communications, Inc.	119,296	5,584,246
		8,242,671
Consumer Discretionary-3.67%
Best Buy Co., Inc.	5,997	517,301
Brunswick Corp.	1,850	146,150
Churchill Downs, Inc.(b)	1,984	167,251
D.R. Horton, Inc.	8,071	1,154,637
Dick’s Sporting Goods, Inc.(b)	1,875	367,331
Dillard’s, Inc., Class A(b)	331	194,741
Domino’s Pizza, Inc.	946	328,678
Genuine Parts Co.	3,916	487,033
H&R Block, Inc.(b)	3,607	158,816
Haverty Furniture Cos., Inc.(b)	424	10,447
Home Depot, Inc. (The)	28,569	9,483,765
Lithia Motors, Inc., Class A	650	250,523
Lowe’s Cos., Inc.	15,960	3,316,648
Matthews International Corp., Class A	887	24,614
McDonald’s Corp.	20,396	5,519,974
NIKE, Inc., Class B	34,143	1,424,105
Polaris, Inc.	1,619	108,603
Pool Corp.	1,036	192,396
Service Corp. International(b)	3,926	338,382
Shoe Carnival, Inc.	781	11,871
Starbucks Corp.	32,440	3,414,310
Thor Industries, Inc.(b)	1,497	112,230
Tractor Supply Co.	14,927	459,304
Williams-Sonoma, Inc.	3,352	766,468
		28,955,578
Consumer Staples-11.47%
Altria Group, Inc.	47,531	3,247,793
Andersons, Inc. (The)	968	68,515
Archer-Daniels-Midland Co.	13,718	1,087,426
Brown-Forman Corp., Class B	8,261	237,338
Casey’s General Stores, Inc.	1,051	915,421
Church & Dwight Co., Inc.	6,744	666,375
Clorox Co. (The)	3,442	328,814
Coca-Cola Co. (The)	123,248	10,795,292
Colgate-Palmolive Co.	22,777	2,079,540
Constellation Brands, Inc., Class A	4,901	638,257
Costco Wholesale Corp.	12,702	12,090,907
Flowers Foods, Inc.(b)	6,034	42,359
Hormel Foods Corp.	15,664	391,757
Ingredion, Inc.	1,795	178,531
J&J Snack Foods Corp.	534	40,851
J.M. Smucker Co. (The)	3,035	361,954
Kimberly-Clark Corp.	9,447	1,032,652
Kroger Co. (The)	17,548	1,013,221
Marzetti Co. (The)	779	83,252
McCormick & Co., Inc.	7,228	367,905
Mondelez International, Inc., Class A	36,538	2,276,683
Oil-Dri Corp.of America	292	28,969
PepsiCo, Inc.	39,241	5,476,474
Philip Morris International, Inc. (Switzerland)	44,647	8,519,541
Procter & Gamble Co. (The)	66,708	9,638,639
Sysco Corp.	13,610	1,160,116
Target Corp.	12,928	1,867,967
Tootsie Roll Industries, Inc.(b)	1,225	47,799
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	8,029	$465,361
Universal Corp.	708	37,304
Walmart, Inc.	227,550	25,303,560
WD-40 Co.	383	86,995
		90,577,568
Energy-4.68%
Chevron Corp.	57,038	11,226,789
Delek Logistics Partners L.P.	1,513	91,249
Enterprise Products Partners L.P.	61,582	2,343,195
ExxonMobil Holdings Corp.	118,590	18,433,630
MPLX L.P.	28,882	1,688,153
Phillips 66	11,412	2,415,692
Texas Pacific Land Corp.	1,964	790,667
		36,989,375
Financials-20.12%
1st Source Corp.	686	61,562
Aflac, Inc.	14,488	1,846,930
Alerus Financial Corp.(b)	714	23,755
Allstate Corp. (The)	7,327	1,934,914
American Financial Group, Inc.	2,364	335,026
Ameriprise Financial, Inc.	2,558	1,396,259
AMERISAFE, Inc.	533	15,478
Arrow Financial Corp.	471	18,765
Arthur J. Gallagher & Co.	7,312	1,823,759
Associated Banc-Corp	4,724	145,877
Assurant, Inc.	1,410	393,658
Assured Guaranty Ltd.	1,258	104,062
Atlantic Union Bankshares Corp., Class B	4,073	172,817
BancFirst Corp.(b)	955	107,743
Bank First Corp.(b)	318	48,571
Bank of America Corp.	203,132	12,584,027
Bank of New York Mellon Corp. (The)	19,537	3,054,219
Bank OZK	3,107	159,389
Bar Harbor Bankshares	477	18,942
BlackRock, Inc.	4,435	4,835,880
BOK Financial Corp.	1,729	244,290
Brown & Brown, Inc.	9,647	679,149
Capital City Bank Group, Inc.	487	25,261
Cass Information Systems, Inc.	366	20,467
Cboe Global Markets, Inc.	2,979	924,175
Chubb Ltd.	11,039	3,871,157
Cincinnati Financial Corp.	4,403	782,325
City Holding Co.	402	58,334
Civista Bancshares, Inc.	592	17,204
CME Group, Inc., Class A	10,314	2,761,986
CNO Financial Group, Inc.	2,656	146,319
Cohen & Steers, Inc.	1,463	120,361
Commerce Bancshares, Inc.	4,149	245,911
Community Financial System, Inc.	1,496	96,956
Community Trust Bancorp, Inc.(b)	517	40,559
Cullen/Frost Bankers, Inc.(b)	1,788	297,416
Donegal Group, Inc., Class A	895	17,667
Enterprise Financial Services Corp.(b)	1,040	68,962
Erie Indemnity Co., Class A	1,314	318,041
Evercore, Inc., Class A	1,100	352,616
FactSet Research Systems, Inc.(b)	1,036	272,675
Federal Agricultural Mortgage Corp., Class C	265	60,314
Fidelity National Financial, Inc.	7,662	395,283
Fifth Third Bancorp	25,798	1,457,587
First American Financial Corp.	2,900	217,471
First Business Financial Services, Inc.	238	16,710
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
First Community Bankshares, Inc.	537	$25,626
First Financial Bankshares, Inc.(b)	4,078	143,301
First Financial Corp.	338	27,226
First Merchants Corp.(b)	1,794	77,393
Franklin Resources, Inc.	14,790	500,789
German American Bancorp, Inc.	1,068	54,340
Globe Life, Inc.	2,209	402,590
Goldman Sachs Group, Inc. (The)	8,448	8,603,274
Hanover Insurance Group, Inc. (The)	995	231,467
Hartford Insurance Group, Inc. (The)	7,802	1,107,182
Heritage Financial Corp.	1,172	34,844
Home Bancorp, Inc.	223	15,909
Home BancShares, Inc.	5,733	178,124
Horace Mann Educators Corp.	1,149	59,874
Houlihan Lokey, Inc.	1,545	193,882
Independent Bank Corp.	1,375	115,266
Independent Bank Corp.	586	22,385
Intercontinental Exchange, Inc.	16,097	2,454,471
International Bancshares Corp.(b)	1,770	135,476
Jack Henry & Associates, Inc.	2,023	311,623
JPMorgan Chase & Co.	76,618	26,953,446
Lakeland Financial Corp.	708	44,356
Main Street Capital Corp.(b)	2,646	143,969
MarketAxess Holdings, Inc.(b)	1,011	164,085
Marsh & McLennan Cos., Inc.	13,713	2,601,219
Mastercard, Inc., Class A	25,101	14,385,383
Mercantile Bank Corp.	492	29,559
MetLife, Inc.	18,314	1,760,525
Moody’s Corp.	4,971	2,378,027
Morgan Stanley	45,173	9,505,303
Morningstar, Inc.	1,081	208,168
MSCI, Inc.	2,073	1,186,254
Nasdaq, Inc.	16,098	1,516,271
National Bank Holdings Corp., Class A	1,274	55,024
NBT Bancorp, Inc.(b)	1,480	77,922
Nelnet, Inc., Class A(b)	719	97,691
Northrim BanCorp, Inc.	634	16,807
Old Republic International Corp.	6,911	298,624
Orrstown Financial Services, Inc.	560	23,929
Peoples Bancorp, Inc.	1,021	42,535
PNC Financial Services Group, Inc. (The)	11,430	2,856,014
Primerica, Inc.	886	283,485
Principal Financial Group, Inc.	6,149	699,141
Prosperity Bancshares, Inc.(b)	3,747	280,538
Prudential Financial, Inc.	9,877	1,205,784
Raymond James Financial, Inc.	5,547	976,161
Regions Financial Corp.	24,291	751,807
Reinsurance Group of America, Inc.	1,865	441,725
RenaissanceRe Holdings Ltd. (Bermuda)	1,213	388,136
Republic Bancorp, Inc., Class A(b)	498	49,571
RLI Corp.(b)	2,616	160,204
S&P Global, Inc.	8,425	3,470,510
S&T Bancorp, Inc.(b)	1,023	53,349
SEI Investments Co.	3,424	352,604
Selective Insurance Group, Inc.	1,704	161,522
ServisFirst Bancshares, Inc.(b)	1,556	139,262
Simmons First National Corp., Class A	4,129	97,403
Southern Missouri Bancorp, Inc.(b)	313	24,229
SouthState Bank Corp.	2,780	292,150
State Street Corp.	7,877	1,450,628
Stock Yards Bancorp, Inc.(b)	839	71,399
T. Rowe Price Group, Inc.	6,099	681,563
	Shares	Value
Financials-(continued)
Tompkins Financial Corp.	409	$40,835
Towne Bank(b)	2,629	99,665
Travelers Cos., Inc. (The)	6,053	2,266,001
TriCo Bancshares	907	52,189
U.S. Bancorp	44,183	2,783,971
UMB Financial Corp.(b)	2,161	314,923
United Bankshares, Inc.(b)	3,921	189,972
United Community Banks, Inc.(b)	3,407	120,744
Unity Bancorp, Inc.	286	16,843
Unum Group	4,548	391,628
Visa, Inc., Class A	47,492	17,388,246
W.R. Berkley Corp.	10,595	768,561
WaFd, Inc.(b)	2,103	77,327
WesBanco, Inc.	2,737	113,257
Westamerica Bancorporation	669	40,240
Wintrust Financial Corp.	1,920	306,317
Zions Bancorporation N.A.	4,186	291,764
		158,924,636
Health Care-16.59%
Abbott Laboratories	49,763	5,259,949
AbbVie, Inc.	50,559	12,687,275
Agilent Technologies, Inc.	8,043	1,112,910
Amgen, Inc.	15,488	5,965,358
Becton, Dickinson and Co.	7,842	1,298,792
Bristol-Myers Squibb Co.	58,126	3,796,209
Cardinal Health, Inc.	6,665	1,533,150
Cencora, Inc.	5,537	1,723,890
Chemed Corp.	378	201,190
Danaher Corp.	20,146	3,928,067
Elevance Health, Inc.	6,182	2,323,443
Eli Lilly and Co.	26,928	30,935,964
Ensign Group, Inc. (The)	1,663	296,280
Gilead Sciences, Inc.	35,474	4,619,070
Johnson & Johnson	68,873	17,655,594
LeMaitre Vascular, Inc.(b)	651	65,959
McKesson Corp.	3,422	2,929,882
Medtronic PLC	36,544	3,120,492
Merck & Co., Inc.	70,720	9,207,744
National HealthCare Corp.(b)	445	100,583
Perrigo Co. PLC	3,938	39,813
Pfizer, Inc.	162,786	4,071,278
Quest Diagnostics, Inc.	3,151	734,215
ResMed, Inc.	4,128	870,925
STERIS PLC	2,778	634,495
Stryker Corp.	10,911	3,553,713
UnitedHealth Group, Inc.	26,001	10,774,814
West Pharmaceutical Services, Inc.	2,011	685,671
Zoetis, Inc.	11,931	922,147
		131,048,872
Industrials-11.54%
A.O. Smith Corp.	3,187	191,634
ABM Industries, Inc.	1,666	79,818
Advanced Drainage Systems, Inc.	2,179	301,748
Alamo Group, Inc.(b)	346	55,042
Allegion PLC	2,445	384,843
Apogee Enterprises, Inc.	608	24,077
Applied Industrial Technologies, Inc.	1,051	362,816
Automatic Data Processing, Inc.	11,378	3,031,782
Booz Allen Hamilton Holding Corp.	3,409	237,676
Brady Corp., Class A	1,240	116,895
Broadridge Financial Solutions, Inc.	3,292	506,803
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
BWX Technologies, Inc.	2,607	$439,801
C.H. Robinson Worldwide, Inc.	3,355	495,634
Carlisle Cos., Inc.	1,151	414,268
Caterpillar, Inc.	13,191	10,748,159
Cintas Corp.	11,388	2,330,326
Comfort Systems USA, Inc.	1,001	1,731,420
CSX Corp.	52,889	2,665,606
Cummins, Inc.	3,927	2,490,503
Donaldson Co., Inc.(b)	3,297	310,709
Dover Corp.	3,832	784,104
Eaton Corp. PLC	11,104	4,610,381
Emerson Electric Co.	15,943	2,388,580
Enpro, Inc.	602	188,980
Expeditors International of Washington, Inc.	3,722	624,887
Exponent, Inc.(b)	1,380	92,253
Fastenal Co.	32,678	1,559,067
Franklin Electric Co., Inc.	1,257	131,633
GATX Corp.(b)	1,009	180,480
General Dynamics Corp.	7,698	2,951,567
Gorman-Rupp Co. (The)	750	60,893
Graco, Inc.	4,724	374,991
Griffon Corp.	1,305	112,452
HEICO Corp.(b)	1,570	559,485
HNI Corp.(b)	2,050	92,271
Honeywell International, Inc.	9,019	2,192,068
Hubbell, Inc.	1,504	710,715
Huntington Ingalls Industries, Inc.	1,121	365,950
Hyster-Yale, Inc.(b)	412	13,773
IDEX Corp.	2,105	485,097
Illinois Tool Works, Inc.	8,188	2,349,547
Insperity, Inc.	1,086	54,962
ITT, Inc.	2,544	498,573
J.B. Hunt Transport Services, Inc.	2,683	729,105
Kadant, Inc.(b)	336	103,320
L3Harris Technologies, Inc.	5,302	1,468,972
Landstar System, Inc.	965	168,653
Lennox International, Inc.	989	411,305
Lincoln Electric Holdings, Inc.	1,559	407,382
Lindsay Corp.	296	32,803
Lockheed Martin Corp.	6,562	3,823,940
Masco Corp.	5,742	410,438
Matson, Inc.	860	174,227
McGrath RentCorp(b)	700	80,605
MSA Safety, Inc.(b)	1,098	208,916
Mueller Water Products, Inc., Class A	4,454	112,419
Nordson Corp.	1,586	472,279
Northrop Grumman Corp.	4,042	2,192,704
Oshkosh Corp.	1,775	252,778
Owens Corning	2,291	318,220
Paychex, Inc.	10,198	1,191,534
Republic Services, Inc.	8,757	1,843,786
Robert Half, Inc.(b)	2,911	110,036
Rockwell Automation, Inc.	3,167	1,520,413
RTX Corp.	38,612	8,310,075
Ryder System, Inc.	1,100	282,062
Simpson Manufacturing Co., Inc.	1,170	219,656
Snap-on, Inc.	1,474	604,944
Standex International Corp.	345	102,293
Stanley Black & Decker, Inc.	4,425	418,517
Tennant Co.(b)	485	40,755
Tetra Tech, Inc.	7,387	244,953
Timken Co. (The)	1,978	272,074
	Shares	Value
Industrials-(continued)
Toro Co. (The)	2,759	$253,469
Trane Technologies PLC	6,293	2,863,000
Trinity Industries, Inc.	2,262	70,665
UFP Industries, Inc.(b)	1,607	139,391
Union Pacific Corp.	16,954	4,952,772
United Parcel Service, Inc., Class B	21,251	2,214,779
W.W. Grainger, Inc.	1,343	1,856,321
Waste Management, Inc.	11,430	2,589,467
Watsco, Inc.(b)	995	307,754
Watts Water Technologies, Inc., Class A	781	270,062
Xylem, Inc.	6,765	791,302
		91,140,415
Information Technology-21.96%
Accenture PLC, Class A	17,476	2,899,618
Amphenol Corp., Class A	35,215	5,659,051
Analog Devices, Inc.	13,928	5,117,286
Apple, Inc.	99,451	30,721,408
Avnet, Inc.	2,334	207,353
Badger Meter, Inc.(b)	829	111,376
Broadcom, Inc.	69,478	27,046,396
CDW Corp.	3,635	537,289
Cisco Systems, Inc.	112,814	13,085,296
Cognex Corp.	4,737	309,042
Dolby Laboratories, Inc., Class A(b)	1,718	101,036
HP, Inc.	26,030	709,838
International Business Machines Corp.	26,976	6,033,182
Intuit, Inc.	7,785	2,460,605
KLA Corp.	37,443	6,845,329
Lam Research Corp.	35,806	10,491,874
Littelfuse, Inc.	718	317,449
Microchip Technology, Inc.	15,429	1,146,220
Microsoft Corp.	68,939	32,037,332
Motorola Solutions, Inc.	4,725	2,058,919
Oracle Corp.	82,380	10,698,691
Power Integrations, Inc.(b)	1,586	96,286
QUALCOMM, Inc.	30,138	4,448,670
Roper Technologies, Inc.	2,872	1,125,738
Skyworks Solutions, Inc.(b)	4,281	266,621
TE Connectivity PLC (China)	8,308	1,708,873
Texas Instruments, Inc.	26,100	7,196,814
		173,437,592
Materials-2.90%
Air Products and Chemicals, Inc.	6,337	1,868,718
Albemarle Corp.	3,357	394,918
AptarGroup, Inc.	1,817	243,405
Ashland, Inc.(b)	1,303	94,611
Avery Dennison Corp.	2,176	369,333
Avient Corp.	2,610	94,795
Balchem Corp.	913	152,978
Cabot Corp.(b)	1,469	129,301
Eastman Chemical Co.	3,255	227,687
Ecolab, Inc.	8,010	2,223,816
H.B. Fuller Co.	1,551	85,770
Hawkins, Inc.	594	76,050
Innospec, Inc.	701	60,272
Linde PLC	13,257	6,341,884
LyondellBasell Industries N.V., Class A	9,186	570,267
Martin Marietta Materials, Inc.	1,709	897,464
Materion Corp.	592	124,817
Nucor Corp.	6,481	1,667,497
PPG Industries, Inc.	6,343	701,028
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Quaker Chemical Corp.(b)	495	$79,457
Reliance, Inc.	1,453	590,063
Royal Gold, Inc.	2,415	479,015
RPM International, Inc.	3,631	388,771
Sherwin-Williams Co. (The)	7,020	2,392,767
Silgan Holdings, Inc.(b)	3,008	120,260
Sonoco Products Co.	2,814	158,597
Steel Dynamics, Inc.	4,104	1,031,171
Stepan Co.	647	41,499
Vulcan Materials Co.	3,692	991,561
Westlake Corp.(b)	3,646	257,043
		22,854,815
Real Estate-1.97%
Agree Realty Corp.	3,419	265,998
American Tower Corp.	13,262	2,299,100
CareTrust REIT, Inc.(b)	6,723	281,963
Community Healthcare Trust, Inc.	812	14,868
CubeSmart	6,443	267,127
EastGroup Properties, Inc.	1,530	319,785
Equinix, Inc.	2,807	2,861,119
Equity LifeStyle Properties, Inc.	5,520	359,186
Essex Property Trust, Inc.	1,829	519,692
Federal Realty Investment Trust	2,458	305,013
First Industrial Realty Trust, Inc.	3,772	248,349
Getty Realty Corp.(b)	1,721	58,755
Gladstone Land Corp.(b)	1,227	9,951
Mid-America Apartment Communities, Inc.	3,313	438,442
NexPoint Residential Trust, Inc.	724	18,904
NNN REIT, Inc.	5,414	257,273
Prologis, Inc.	26,538	3,837,660
Realty Income Corp.	26,542	1,695,238
Regency Centers Corp.	5,211	418,391
Rexford Industrial Realty, Inc.	6,424	242,634
STAG Industrial, Inc.	5,442	208,211
Terreno Realty Corp.(b)	3,026	216,813
UDR, Inc.	9,247	352,866
Universal Health Realty Income Trust	395	17,151
		15,514,489
Utilities-3.99%
AES Corp. (The)	20,300	298,004
Alliant Energy Corp.	7,352	520,375
Ameren Corp.	7,876	863,288
American Electric Power Co., Inc.	15,487	1,980,013
American States Water Co.	1,115	95,489
American Water Works Co., Inc.	5,558	745,717
Atmos Energy Corp.	4,752	821,051
Avista Corp.	2,351	95,098
Black Hills Corp.	2,166	154,241
Brookfield Infrastructure Partners L.P. (Canada)	13,082	546,304
Brookfield Renewable Partners L.P. (Canada)	8,632	283,648
California Water Service Group	1,704	85,387
Chesapeake Utilities Corp.(b)	684	90,822
CMS Energy Corp.	8,793	633,008
Consolidated Edison, Inc.	10,490	1,141,836
DTE Energy Co.	5,921	840,012
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	22,190	$2,783,292
Edison International	10,952	803,548
Entergy Corp.	13,033	1,402,611
Evergy, Inc.	6,560	544,546
Eversource Energy	10,704	766,299
H2O America(b)	1,190	72,983
IDACORP, Inc.	1,577	225,369
MGE Energy, Inc.	1,073	85,336
Middlesex Water Co.	530	30,369
National Fuel Gas Co.(b)	2,704	222,566
New Jersey Resources Corp.	2,872	166,260
NextEra Energy, Inc.	59,564	5,177,303
NiSource, Inc.	13,646	606,292
Northwest Natural Holding Co.	1,197	58,557
OGE Energy Corp.	5,874	278,134
ONE Gas, Inc.	1,787	138,761
Otter Tail Corp.(b)	1,194	105,573
Pinnacle West Capital Corp.	3,450	348,416
Portland General Electric Co.	3,294	162,493
Public Service Enterprise Group, Inc.	14,184	1,087,629
Sempra	18,607	1,647,650
Southern Co. (The)	32,087	3,033,505
Spire, Inc.	1,683	134,404
Unitil Corp.	512	27,617
WEC Energy Group, Inc.	9,270	1,014,323
Xcel Energy, Inc.	17,768	1,389,458
York Water Co. (The)(b)	462	14,308
		31,521,895
Total Common Stocks & Other Equity Interests (Cost $516,635,280)		789,207,906
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $719,492)	719,492	719,492
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $517,354,772)		789,927,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.00%
Invesco Private Government Fund, 3.69%(c)(d)(e)	2,183,021	2,183,021
Invesco Private Prime Fund, 3.82%(c)(d)(e)	5,739,226	5,739,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,922,814)		7,922,821
TOTAL INVESTMENTS IN SECURITIES-101.02% (Cost $525,277,586)		797,850,219
OTHER ASSETS LESS LIABILITIES-(1.02)%		(8,069,652)
NET ASSETS-100.00%		$789,780,567
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$665,474	$4,852,586	$(4,798,568)	$-	$-	$719,492	$7,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,151,586	7,123,502	(7,092,067)	-	-	2,183,021	18,881 *
Invesco Private Prime Fund	5,584,844	15,045,435	(14,890,503)	25	(1)	5,739,800	50,796 *
Total	$8,401,904	$27,021,523	$(26,781,138)	$25	$(1)	$8,642,313	$77,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.60%
Walt Disney Co. (The)	131,762	$12,674,187
Consumer Discretionary-11.80%
Home Depot, Inc. (The)	65,572	21,767,281
McDonald’s Corp.	63,039	17,060,875
NIKE, Inc., Class B	444,996	18,560,783
		57,388,939
Consumer Staples-11.61%
Coca-Cola Co. (The)	314,665	27,561,507
Procter & Gamble Co. (The)	154,967	22,391,182
Walmart, Inc.	58,880	6,547,456
		56,500,145
Energy-7.56%
Chevron Corp.	186,804	36,768,631
Financials-17.34%
American Express Co.	32,609	10,964,776
Goldman Sachs Group, Inc. (The)	23,891	24,330,117
JPMorgan Chase & Co.	65,307	22,974,350
Travelers Cos., Inc. (The)	44,744	16,750,364
Visa, Inc., Class A	25,464	9,323,134
		84,342,741
Health Care-23.78%
Amgen, Inc.	64,625	24,890,965
Johnson & Johnson	80,956	20,753,071
Merck & Co., Inc.	222,057	28,911,821
UnitedHealth Group, Inc.	99,307	41,152,821
		115,708,678
	Shares	Value
Industrials-7.87%
3M Co.	114,300	$20,148,804
Caterpillar, Inc.	10,797	8,797,504
Honeywell International, Inc.	38,348	9,320,481
		38,266,789
Information Technology-15.58%
Apple, Inc.	14,186	4,382,197
Cisco Systems, Inc.	254,407	29,508,668
International Business Machines Corp.	105,637	23,625,715
Microsoft Corp.	21,513	9,997,521
NVIDIA Corp.	1,144	229,658
Salesforce, Inc.	43,739	8,048,851
		75,792,610
Materials-1.80%
Sherwin-Williams Co. (The)	25,697	8,758,823
Total Common Stocks & Other Equity Interests (Cost $420,556,708)		486,201,543
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(b)(c) (Cost $103,173)	103,173	103,173
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $420,659,881)		486,304,716
OTHER ASSETS LESS LIABILITIES-0.04%		186,700
NET ASSETS-100.00%		$486,491,416

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$177,200	$3,542,424	$(3,616,451)	$-	$-	$103,173	$3,047

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2026
(Unaudited)

	Shares	Value
Preferred Stocks-99.76%
Banks-56.68%
Bank of America Corp.
Series PP, Pfd., 4.13%	376,107	$6,107,978
Series QQ, Pfd., 4.25%	534,855	8,776,971
Series NN, Pfd., 4.38%(b)	442,622	7,551,131
Series SS, Pfd., 4.75%	282,697	5,218,587
Series LL, Pfd., 5.00%	535,560	10,486,265
Series KK, Pfd., 5.38%	569,027	11,915,425
Series HH, Pfd., 5.88%	350,898	8,418,043
Series GG, Pfd., 6.00%(b)	556,002	13,666,529
Bank OZK, Series A, Pfd., 4.63%(b)	183,323	2,986,332
Citigroup, Inc., Series II, Pfd., 6.25%	419,141	10,298,294
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	235,832	4,301,576
Series I, Pfd., 6.50%(c)	209,088	5,183,291
Pfd., 7.38%	209,088	5,398,652
Fifth Third Bancorp
Series K, Pfd., 4.95%	130,767	2,355,114
Pfd., 6.88%(c)	209,088	5,427,924
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	180,617	3,650,270
Series E, Pfd., 6.63%(c)	209,088	5,189,564
First Horizon Corp., Series H, Pfd., 6.75%	209,076	5,153,723
Flagstar Bank N.A, Series A, Pfd., 6.38%(c)	269,575	6,332,317
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	261,582	4,237,628
Series J, Pfd., 6.88%(c)	169,938	4,255,248
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	824,010	14,181,212
Series JJ, Pfd., 4.55%	617,869	11,331,717
Series LL, Pfd., 4.63%	761,849	14,238,958
Series GG, Pfd., 4.75%	371,002	7,175,179
Series DD, Pfd., 5.75%(b)	698,983	16,859,470
Series EE, Pfd., 6.00%(b)	762,548	19,208,584
KeyCorp
Series G, Pfd., 5.63%	235,818	5,091,311
Series F, Pfd., 5.65%	222,439	4,802,458
Series E, Pfd., 6.13%(b)(c)	262,068	6,622,458
Pfd., 6.20%(c)	314,597	7,981,326
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	130,809	3,287,230
Series K, Pfd., 6.35%	235,804	5,633,358
Series L, Pfd., 6.63%	235,000	5,823,300
Series J, Pfd., 7.50%	392,389	10,260,972
Regions Financial Corp.
Series E, Pfd., 4.45%	209,060	3,376,319
Series C, Pfd., 5.70%(c)	261,582	6,403,527
Pfd., 6.95%(c)	261,582	6,628,488
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	157,558	3,220,486
Truist Financial Corp.
Series R, Pfd., 4.75%	484,843	8,892,021
Series O, Pfd., 5.25%(b)	300,747	6,129,224
U.S. Bancorp
Series L, Pfd., 3.75%	262,068	3,752,814
Series M, Pfd., 4.00%(b)	392,389	5,972,161
Series O, Pfd., 4.50%	235,818	4,065,502
Series K, Pfd., 5.50%	301,219	6,479,221
UMB Financial Corp., Pfd., 7.75%(c)	157,558	4,159,531
WaFd, Inc., Series A, Pfd., 4.88%(b)	157,558	2,569,771
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	515,092	$8,478,414
Series CC, Pfd., 4.38%	432,458	7,308,540
Series AA, Pfd., 4.70%	481,922	8,742,065
Series Z, Pfd., 4.75%	828,868	15,193,150
Series Y, Pfd., 5.63%	284,134	6,341,871
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	157,558	3,825,508
		380,947,008
Capital Markets-15.60%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(c)	261,582	6,531,702
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	314,111	5,443,544
Series D, Pfd., 5.95%(b)	392,361	9,444,129
Morgan Stanley
Series O, Pfd., 4.25%	535,311	8,907,575
Series L, Pfd., 4.88%	206,295	3,977,368
Series K, Pfd., 5.85%	412,183	9,554,402
Series I, Pfd., 6.38%	411,555	10,251,835
Series P, Pfd., 6.50%	412,183	10,378,768
Series Q, Pfd., 6.63%	412,183	10,481,814
Series F, Pfd., 6.88%	350,081	8,843,046
Series E, Pfd., 7.13%(b)	355,743	9,046,544
Northern Trust Corp., Series E, Pfd., 4.70%	209,088	3,872,310
State Street Corp., Series G, Pfd., 5.35%	261,582	5,548,154
Stifel Financial Corp., Series D, Pfd., 4.50%	157,558	2,522,504
		104,803,695
Consumer Finance-6.64%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	195,465	3,012,116
Series L, Pfd., 4.38%	309,886	4,899,298
Series J, Pfd., 4.80%	573,539	9,945,166
Series I, Pfd., 5.00%(b)	688,109	12,434,130
Synchrony Financial
Series A, Pfd., 5.63%	392,361	7,572,567
Series B, Pfd., 8.25%(c)	261,582	6,780,205
		44,643,482
Financial Services-3.23%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	157,558	2,560,318
Series A, Pfd., 5.25%	419,141	8,110,378
Jackson Financial, Inc., Pfd., 8.00%(c)	287,833	7,308,080
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	157,558	3,735,700
		21,714,476
Insurance-17.61%
Allstate Corp. (The)
Series I, Pfd., 4.75%	157,544	2,875,178
Series H, Pfd., 5.10%	602,468	11,675,830
Series J, Pfd., 7.38%	314,597	8,154,354
American National Group, Inc., Pfd., 7.38%(b)	157,558	3,749,880
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	261,582	4,303,024
Series F, Pfd., 5.45%(b)	172,624	3,369,620
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	130,809	2,521,998
Pfd., 5.63% (Bermuda)	130,809	2,472,290
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Insurance-(continued)
Athene Holding Ltd.
Series D, Pfd., 4.88%	300,719	$4,814,511
Series B, Pfd., 5.63%(b)	180,617	3,373,926
Series A, Pfd., 6.35%(b)(c)	451,524	10,791,424
Series E, Pfd., 7.75%(c)	261,554	6,570,236
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	288,347	5,392,089
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	183,323	1,842,396
Series C, Pfd., 5.38%(b)	300,747	3,428,516
Series A, Pfd., 6.60%(b)	222,453	3,103,219
Series B, Pfd., 6.75%(b)	210,428	3,030,163
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	180,617	4,475,689
Lincoln National Corp., Series D, Pfd., 9.00%(b)	261,582	6,908,381
MetLife, Inc.
Series F, Pfd., 4.75%	523,684	9,531,049
Series E, Pfd., 5.63%	421,839	9,280,458
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	261,582	3,996,973
Series F, Pfd., 5.75% (Bermuda)(b)	130,781	2,712,398
		118,373,602
Total Preferred Stocks (Cost $800,909,072)		670,482,263
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $267,432)	267,432	$267,432
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $801,176,504)		670,749,695
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,514,771	1,514,771
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,886,315	3,886,704
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,401,474)		5,401,475
TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $806,577,978)		676,151,170
OTHER ASSETS LESS LIABILITIES-(0.60)%		(4,062,229)
NET ASSETS-100.00%		$672,088,941

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,648	$9,932,050	$(9,679,266)	$-	$-	$267,432	$8,186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,224,796	6,041,326	(6,751,351)	-	-	1,514,771	18,953 *
Invesco Private Prime Fund	5,690,272	11,920,338	(13,723,685)	329	(550)	3,886,704	51,488 *
Total	$7,929,716	$27,893,714	$(30,154,302)	$329	$(550)	$5,668,907	$78,627

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Air Freight & Logistics-2.28%
United Parcel Service, Inc., Class B	247,318	$25,775,482
Banks-10.60%
Atlantic Union Bankshares Corp., Class B	439,673	18,655,325
Bank OZK	333,548	17,111,012
Peoples Bancorp, Inc.	585,361	24,386,139
Simmons First National Corp., Class A(b)	795,132	18,757,164
U.S. Bancorp	293,842	18,514,985
WesBanco, Inc.(b)	536,148	22,185,804
		119,610,429
Capital Markets-7.81%
Cohen & Steers, Inc.(b)	227,253	18,696,104
Franklin Resources, Inc.	579,775	19,631,182
Main Street Capital Corp.(b)	504,012	27,423,293
T. Rowe Price Group, Inc.	200,696	22,427,778
		88,178,357
Chemicals-4.09%
Eastman Chemical Co.(b)	249,003	17,417,760
LyondellBasell Industries N.V., Class A	463,703	28,786,682
		46,204,442
Consumer Staples Distribution & Retail-1.55%
Target Corp.	121,193	17,511,176
Containers & Packaging-1.93%
Sonoco Products Co.	385,726	21,739,517
Diversified Consumer Services-1.85%
H&R Block, Inc.(b)	473,610	20,853,048
Diversified Telecommunication Services-2.15%
Verizon Communications, Inc.	519,107	24,299,399
Electric Utilities-6.71%
Edison International	299,159	21,949,296
Eversource Energy	283,590	20,302,208
Pinnacle West Capital Corp.(b)	156,375	15,792,311
Portland General Electric Co.	358,755	17,697,384
		75,741,199
Financial Services-1.67%
Federal Agricultural Mortgage Corp., Class C(b)	82,817	18,849,149
Food Products-8.96%
Flowers Foods, Inc.(b)	5,529,590	38,817,722
Hormel Foods Corp.	926,461	23,170,790
J&J Snack Foods Corp.	235,520	18,017,280
J.M. Smucker Co. (The)	177,294	21,144,082
		101,149,874
Gas Utilities-1.56%
Northwest Natural Holding Co.	359,096	17,566,976
Household Products-4.43%
Clorox Co. (The)	262,665	25,092,388
Kimberly-Clark Corp.	227,956	24,917,870
		50,010,258
Independent Power and Renewable Electricity Producers-1.83%
AES Corp. (The)	1,403,423	20,602,250
Insurance-2.52%
Prudential Financial, Inc.	233,035	28,448,913
Leisure Products-1.38%
Polaris, Inc.	231,800	15,549,144
	Shares	Value
Machinery-3.26%
Stanley Black & Decker, Inc.(b)	225,199	$21,299,322
Trinity Industries, Inc.(b)	497,505	15,542,056
		36,841,378
Media-3.47%
Comcast Corp., Class A	886,919	21,250,579
John Wiley & Sons, Inc., Class A(b)	344,142	17,964,213
		39,214,792
Multi-Utilities-3.16%
Avista Corp.(b)	490,337	19,834,132
Black Hills Corp.	223,200	15,894,072
		35,728,204
Oil, Gas & Consumable Fuels-1.57%
Chevron Corp.	89,974	17,709,582
Pharmaceuticals-7.71%
Bristol-Myers Squibb Co.	328,134	21,430,432
Perrigo Co. PLC	3,823,174	38,652,289
Pfizer, Inc.	1,076,932	26,934,069
		87,016,790
Professional Services-9.89%
Insperity, Inc.(b)	866,818	43,869,659
Paychex, Inc.	202,133	23,617,220
Robert Half, Inc.(b)	1,168,520	44,170,056
		111,656,935
Semiconductors & Semiconductor Equipment-1.11%
Skyworks Solutions, Inc.	201,095	12,524,196
Specialty Retail-2.06%
Best Buy Co., Inc.	269,088	23,211,531
Technology Hardware, Storage & Peripherals-1.67%
HP, Inc.	691,873	18,867,377
Tobacco-4.70%
Altria Group, Inc.	372,290	25,438,576
Universal Corp.(b)	523,168	27,565,722
		53,004,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $989,948,586)		1,127,864,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.65%
Invesco Private Government Fund, 3.69%(c)(d)(e)	39,637,393	39,637,393
Invesco Private Prime Fund, 3.82%(c)(d)(e)	103,159,759	103,170,075
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $142,807,115)		142,807,468
TOTAL INVESTMENTS IN SECURITIES-112.57% (Cost $1,132,755,701)		1,270,672,164
OTHER ASSETS LESS LIABILITIES-(12.57)%		(141,856,287)
NET ASSETS-100.00%		$1,128,815,877
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,078	$14,745,455	$(14,774,533)	$-	$-	$-	$12,120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,285,229	154,846,362	(161,494,198)	-	-	39,637,393	387,561 *
Invesco Private Prime Fund	120,137,012	337,747,525	(354,726,598)	475	11,661	103,170,075	1,053,111 *
Total	$166,451,319	$507,339,342	$(530,995,329)	$475	$11,661	$142,807,468	$1,452,792

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Brazil-4.26%
Itau Unibanco Holding S.A., ADR	4,658,453	$39,410,512
Canada-44.63%
BOYD GROUP, Inc.	19,416	2,011,110
Brookfield Infrastructure Corp.	539,193	22,807,864
Brookfield Infrastructure Partners L.P.	610,245	25,483,831
Brookfield Renewable Corp.(a)	502,899	16,771,682
Brookfield Renewable Partners L.P.	584,434	19,204,501
Canadian Imperial Bank of Commerce	131,537	15,593,711
Canadian National Railway Co.	97,375	12,387,074
Canadian Natural Resources Ltd.	444,190	21,178,979
Emera, Inc.(a)	411,174	22,158,167
Enbridge, Inc.	485,627	26,447,246
FirstService Corp.	32,944	4,641,480
Fortis, Inc.(a)	314,617	17,933,169
Franco-Nevada Corp.	15,587	3,318,784
Gildan Activewear, Inc.	134,140	7,428,673
Imperial Oil Ltd.	81,917	10,613,986
Magna International, Inc.	245,604	16,848,434
Nutrien Ltd.	244,359	16,877,876
Open Text Corp.(a)	1,005,483	25,478,939
OR Royalties, Inc.	84,332	2,509,720
RB Global, Inc.(a)	57,565	6,317,183
Restaurant Brands International, Inc.	236,379	17,496,774
Royal Bank of Canada	67,708	14,185,503
Stantec, Inc.	61,284	4,319,909
TELUS Corp.(a)	2,924,020	27,953,631
TFI International, Inc.	40,673	5,491,669
Thomson Reuters Corp.	177,568	17,424,748
Toronto-Dominion Bank (The)	125,282	15,023,818
TransAlta Corp.	490,295	6,128,688
West Fraser Timber Co. Ltd.	141,902	9,202,345
		413,239,494
China-4.55%
FinVolution Group, ADR	5,835,358	28,301,486
NetEase, Inc., ADR	103,630	13,810,770
		42,112,256
Denmark-2.32%
Novo Nordisk A/S, ADR	455,640	21,451,531
Germany-0.93%
SAP SE, ADR(a)	46,722	8,579,094
India-2.45%
Infosys Ltd., ADR(a)	1,693,243	20,369,714
Reliance Industries Ltd., GDR(b)	41,825	2,295,669
		22,665,383
Indonesia-3.54%
PT Telkom Indonesia (Persero) Tbk, ADR(a)	2,235,506	32,772,518
Italy-2.83%
Eni S.p.A., ADR	471,754	26,210,652
Japan-7.25%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	741,751	16,652,310
Mizuho Financial Group, Inc., ADR(a)	1,283,325	13,397,913
Sony Group Corp., ADR	180,467	4,197,662
Sumitomo Mitsui Financial Group, Inc., ADR(a)	598,973	15,501,421
Toyota Motor Corp., ADR	92,112	17,408,247
		67,157,553
	Shares	Value
Mexico-3.43%
America Movil S.A.B. de C.V., ADR	456,057	$11,561,045
Coca-Cola FEMSA S.A.B. de C.V., ADR	186,270	20,167,453
		31,728,498
Switzerland-0.62%
Logitech International S.A., Class R(a)	56,175	5,756,814
Taiwan-2.54%
Chunghwa Telecom Co. Ltd., ADR(a)	458,119	19,520,451
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,005	4,044,521
		23,564,972
United Kingdom-7.96%
British American Tobacco PLC, ADR	446,474	27,078,648
Coca-Cola Europacific Partners PLC	153,687	16,822,579
Pearson PLC, ADR(a)	819,016	13,874,131
RELX PLC, ADR(a)	449,551	15,923,097
		73,698,455
United States-12.45%
Amdocs Ltd.	284,877	15,873,347
Aon PLC, Class A	16,058	5,789,712
GFL Environmental, Inc.	29,452	1,216,957
Novartis AG, ADR	110,462	17,248,641
Pentair PLC	108,814	7,120,788
Royalty Pharma PLC, Class A	153,675	8,979,230
Sanofi S.A., ADR	666,875	28,728,975
Tenaris S.A., ADR	251,927	14,442,975
Waste Connections, Inc.	32,274	5,402,022
Willis Towers Watson PLC	31,334	10,525,717
		115,328,364
Total Common Stocks & Other Equity Interests (Cost $798,845,835)		923,676,096
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $375,279)	375,279	375,279
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $799,221,114)		924,051,375
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.94%
Invesco Private Government Fund, 3.69%(c)(d)(e)	34,060,120	34,060,120
Invesco Private Prime Fund, 3.82%(c)(d)(e)	94,936,682	94,946,176
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,006,926)		129,006,296
TOTAL INVESTMENTS IN SECURITIES-113.74% (Cost $928,228,040)		1,053,057,671
OTHER ASSETS LESS LIABILITIES-(13.74)%		(127,171,397)
NET ASSETS-100.00%		$925,886,274
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,242,166	$17,111,014	$(17,977,901)	$-	$-	$375,279	$18,956
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,370,983	173,093,682	(168,404,545)	-	-	34,060,120	364,108 *
Invesco Private Prime Fund	76,333,481	240,093,715	(221,475,067)	(564)	(5,389)	94,946,176	999,442 *
Total	$106,946,630	$430,298,411	$(407,857,513)	$(564)	$(5,389)	$129,381,575	$1,382,506

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for each Fund (except for Invesco Dow Jones Industrial Average Dividend ETF). As of July 31, 2026, all of the securities in Invesco Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,739,296,936	$-	$-	$1,739,296,936
Closed-End Funds	560,389	-	-	560,389
Money Market Funds	2,140,373	116,968,401	-	119,108,774
Total Investments	$1,741,997,698	$116,968,401	$-	$1,858,966,099
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$789,207,906	$-	$-	$789,207,906
Money Market Funds	719,492	7,922,821	-	8,642,313
Total Investments	$789,927,398	$7,922,821	$-	$797,850,219
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$670,482,263	$-	$-	$670,482,263
Money Market Funds	267,432	5,401,475	-	5,668,907
Total Investments	$670,749,695	$5,401,475	$-	$676,151,170
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,127,864,696	$-	$-	$1,127,864,696
Money Market Funds	-	142,807,468	-	142,807,468
Total Investments	$1,127,864,696	$142,807,468	$-	$1,270,672,164
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$921,380,427	$2,295,669	$-	$923,676,096
Money Market Funds	375,279	129,006,296	-	129,381,575
Total Investments	$921,755,706	$131,301,965	$-	$1,053,057,671